Financial instruments - Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	$ 191	$ 31
Assets Not designated	15,708	24,988
Assets, Total	15,899	25,019
Liabilities Designated	2,057	3,094
Liabilities Not designated	9,773	24,248
Liabilities, Total	11,830	27,342
Net	4,069	(2,323)
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	14	0
Assets Not designated	2	1
Assets, Total	16	1
Liabilities Designated	98	169
Liabilities Not designated	0	0
Liabilities, Total	98	169
Net	(82)	(168)
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	697	907
Assets, Total	697	907
Liabilities Designated	0	0
Liabilities Not designated	592	996
Liabilities, Total	592	996
Net	105	(89)
Currency swaps and options
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	177	31
Assets Not designated	0	24
Assets, Total	177	55
Liabilities Designated	1,959	2,925
Liabilities Not designated	13	5
Liabilities, Total	1,972	2,930
Net	(1,795)	(2,875)
Commodity derivatives
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	14,783	23,676
Assets, Total	14,783	23,676
Liabilities Designated	0	0
Liabilities Not designated	9,161	22,858
Liabilities, Total	9,161	22,858
Net	5,622	818
Other contracts
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	226	380
Assets, Total	226	380
Liabilities Designated	0	0
Liabilities Not designated	7	389
Liabilities, Total	7	389
Net	$ 219	$ (9)